Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Joel D Corriero
Partner
jcorriero@stradley.com
215.564.8528

June 24, 2021

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Milliman Variable Insurance Trust Initial Registration Statement on Form N-1A

Dear Sir/Madam:

Included for initial filing under Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6 of the Securities Act of 1933, as amended, is the Registration Statement on Form N-1A for Milliman Variable Insurance Trust, a statutory trust organized under the laws of the State of Delaware (the “Trust”).  A notification of 1940 Act registration on Form N-8A has been separately filed on behalf of the Trust via EDGAR.

The Trust will operate as an open-end, management investment company, and initially intends to issue shares in 59 series (the “Funds”).  Initially, the Funds intend to offer one class of shares.

Please direct questions and comments relating to this filing to me at the above number, or in my absence, to Alan P. Goldberg at (312) 964-3503.

Sincerely, /s/ Joel D. Corriero Joel D. Corriero, Esquire